                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-8322
                                  ----------------------------------------------

             State Street Research Securities Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Terrence J. Cullen, Senior Vice President and Counsel
             State Street Research & Management Company
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  4/30/04
                        -----------------
Date of reporting period:  5/1/03 - 4/30/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Annual Report is attached.

[BACKGROUND GRAPHIC]

                                                             [STATE STREET LOGO]

[PHOTO]
Large-Cap Analyst Fund

April 30, 2004







                                                   Annual Report to Shareholders

Table of Contents


 3 Performance Discussion

 6 Portfolio Holdings

 8 Financial Statements

12 Financial Highlights

14 Report of Independent
   Registered Public
   Accounting Firm

15 Trustees and Officers


 FROM THE CHAIRMAN
         State Street Research

From the uncertainties of war to a rebound in investor enthusiasm, from sluggish recovery to robust growth--the ground covered by both the financial markets and the U.S. economy over the past twelve months was nothing short of remarkable.

When the 12-month reporting period began last May, economic growth was coming off a sluggish quarter, manufacturing activity was declining and unemployment was edging higher. However, once formal military action in Iraq came to a halt, the clouds of uncertainty lifted and better times followed. Economic growth picked up. Consumer confidence strengthened. A combination of accelerated tax cuts, tax rebates and the lowest mortgage rates in a generation fueled higher disposable income for most working Americans. The housing market was strong, and consumer spending continued to rise. Better yet, business spending began to recover after a long period of stagnation. Corporate profits staged a solid rebound, making it easier for companies to increase outlays, especially on information technology and electronic equipment. Late in the period, a surge in job growth put aside lingering fears about the economy.

Yet, the period was not without its disappointments. Rising oil prices were creating an uptick in inflation. And with the economy on solid ground, there were widespread expectations that the Federal Reserve Board would raise short-term interest rates sooner rather than later this year.

Stock and Bond Markets Moved Higher
Stocks staged an impressive rally early in the period, with the riskiest sectors of the stock market leading the way--technology, small-caps and companies that had been beaten down in the bear market. However, index returns for the period as a whole masked the sideways movement that developed in the final months of the period as investors grew more cautious about interest rates and corporate profit comparisons going forward.

Confidence in the economy also translated into gains for high-yield bonds that were in line with the stock market. However, high-yield bonds underperformed late in the period as investors came to view the sector as fully valued. Both investment-grade corporate and government bonds earned solid but modest returns for the year. The municipal market was a standout among investment-grade sectors, but mortgage bonds lagged as more homeowners took advantage of low rates and refinanced their mortgages.

Looking Ahead
The recent bear and bull cycles serve as a reminder that markets can be unpredictable, which underscores the importance of having an asset allocation plan in place. If you have a plan in place, stay with it, invest regularly and talk to your investment professional before you make a significant move outside your plan.

As always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

April 30, 2004

----------------
PERFORMANCE
----------------
         Discussion as of April 30, 2004

How State Street Research Large-Cap Analyst Fund Performed
For the 12 months ended April 30, 2004, State Street Research Large-Cap Analyst Fund returned 23.90%.(1) This performance was in line with the Russell 1000[RegTM] Index, which also returned 23.90%.(2) The fund outpaced the Lipper Large-Cap Core Funds Average, which returned 19.51% over the same one-year period.(2)

Reasons for the Fund's Performance
Strong stock selection, particularly in the health care, consumer discretionary and technology sectors, drove returns. Within health care, the fund benefited from our decision to downplay large-cap pharmaceutical stocks, which struggled as competition from generics increased and new product development activity was disappointing. Overseas drug companies, such as Altana and Elan, also helped performance, buoyed by their new product prospects. Because we continue to believe in health care's long-term prospects, we recently added to our position in Pfizer, which has a promising new lung-treatment drug awaiting approval.

Among consumer-oriented stocks, top gainers included International Game Technology, the world's leading slot machine manufacturer; Cendant, a conglomerate that owns a mix of hotel, real estate, rental car and travel business; and Starbucks. Technology stocks also rallied nicely as the economy improved. Semiconductor stocks benefited from strong demand as sales increased for personal computers and also for consumer electronic devices that use semiconductor chips, such as cell phones and digital cameras. In the technology sector, the fund benefited from owning Intel and National Semiconductor.

In the utilities sector, our investment in Comcast hurt performance. Worries about the company's bid for The Walt Disney Company caused the stock price to fall. Our relatively light exposure to AT&T Wireless also undermined returns as the stock price doubled following Cingular's acquisition announcement. The fund's investments in American Power Conversion and Applied Materials in the producer durables sector hindered performance. Both stocks sustained double-digit losses over the year.

Looking Ahead
We believe the market volatility that ensued late in the period could continue due to uncertainties surrounding the presidential election and the conflict in Iraq. However, we would view further market volatility as a buying opportunity.

A Word about Risk
The major risks of stock investing include sudden and unpredictable drops in value and period of lackluster performance. The fund invests in larger, more established companies, which may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer trends. Many larger companies also cannot sustain the higher growth rates of successful smaller companies during periods of extended economic expansion. The fund may underperform other stock funds during periods when large-company stocks in general are out of favor. The fund's policy of remaining invested in all sectors of the Russell 1000 Index means that its performance may be affected by sector-wide downturns.

Top 10 Holdings
--------------------------------------------------------------

Issuer/Security                           % of Fund Net Assets
      (1)          Exxon Mobil                     3.3%
                 ----------------------------------------------
      (2)          Pfizer                          3.1%
                 ----------------------------------------------
      (3)          Citigroup                       3.1%
                 ----------------------------------------------
      (4)          General Electric                2.9%
                 ----------------------------------------------
      (5)          Intel                           2.4%
                 ----------------------------------------------
      (6)          InterActiveCorp                 2.2%
                 ----------------------------------------------
      (7)          Novartis                        2.1%
                 ----------------------------------------------
      (8)          American International Group    2.1%
                 ----------------------------------------------
      (9)          Microsoft                       1.7%
                 ----------------------------------------------
      (10)         Cisco Systems                   1.7%
                 ----------------------------------------------
                   Total                          24.6%

Performance: Class A
-------------------------------------------------------------
Fund average annual total return as of 4/30/04(3,5)
(does not reflect sales charge)

                                  Life of Fund
  1 Year            5 Years        (3/11/98)
  23.90%             -0.39%          3.08%

-------------------------------------------------------------
Fund average annual total return as of 3/31/04(3,4,5)
(at maximum applicable sales charge)

                                  Life of Fund
  1 Year            5 Years        (3/11/98)
  29.61%             -0.26%          2.47%

-------------------------------------------------------------
Russell 1000 Index as of 4/30/04(2)

                                  Life of Fund
  1 Year            5 Years        (3/11/98)
  23.90%             -1.73%           2.36%

-------------------------------------------------------------
See pages 4 and 5 for additional performance data for Class A shares and for performance data on other share classes.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

(1)  Class A shares; does not reflect sales charge.

(2) The Russell 1000 Index measures the performance of the 1,000 largest securities in the Russell 3000[RegTM] Index (an unmanaged index of the 3,000 largest publicly traded U.S. companies). The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in an index. The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(3) Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4)  Performance reflects a maximum 5.75% Class A share front-end sales charge.

(5) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.


                                  State Street Research Large-Cap Analyst Fund 3

----------------
PERFORMANCE
----------------
         Discussion as of April 30, 2004

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. There are three ways of measuring long-term performance: cumulative total returns, average annual total returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return
Represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return
Represents the rate you would have had to earn during each year of a given time period in order to end up with the fund's actual cumulative return for those years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund
Similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any) and compares fund performance to the performance of a market index.

------------------------------------------------------------------------------------------------------------------------------
                                                                                    $10,000 Over Life of Fund
                                                                                    (reflects maximum applicable sales charge)
Class A
                                                                                    [DATA BELOW IS REPRESENTED BY A LINE CHART
                                                                                    IN THE ORIGINAL REPORT]
                                                                  Life of Fund
                                         1 Year       5 Years       (3/11/98)                                Russell 1000
-------------------------------------------------------------------------------                Class A          Index
Cumulative Total Return                                                             3/'98        9425           10000
(does not reflect sales charge)          23.90%       -1.96%        20.46%          4/'98        9790           10464
-------------------------------------------------------------------------------       '99       11580           12590
Cumulative Total Return                                                               '00       13730           14157
(at maximum applicable sales charge)     16.77%       -7.59%        13.53%            '01       12405           12223
-------------------------------------------------------------------------------       '02       10622           10759
Average Annual Total Return                                                           '03        9163            9311
(at maximum applicable sales charge)     16.77%       -1.57%         2.09%            '04       11353           11536
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                    $10,000 Over Life of Fund
                                                                                    (reflects maximum applicable sales charge)
Class B(1)
                                                                                    [DATA BELOW IS REPRESENTED BY A LINE CHART
                                                                                    IN THE ORIGINAL REPORT]
                                                                 Life of Fund
                                          1 Year       5 Years     (3/11/98)                                 Russell 1000
-------------------------------------------------------------------------------               Class B(1)         Index
Cumulative Total Return                                                             3/'98       10000            10000
(does not reflect sales charge)           23.10%       -5.53%       15.09%          4/'98       10366            10464
-------------------------------------------------------------------------------       '99       12182            12590
Cumulative Total Return                                                               '00       14317            14157
(at maximum applicable sales charge)      18.10%       -7.25%       15.09%            '01       12853            12223
-------------------------------------------------------------------------------       '02       10935            10759
Average Annual Total Return                                                           '03        9350             9311
(at maximum applicable sales charge)      18.10%       -1.49%        2.17%            '04       11509            11536
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares.

------------------------------------------------------------------------------------------------------------------------------
                                                                                    $10,000 Over Life of Fund
                                                                                    (reflects maximum applicable sales charge)
Class B (only available through exchanges from another Class B account)
                                                                                    [DATA BELOW IS REPRESENTED BY A LINE CHART
                                                                                    IN THE ORIGINAL REPORT]
                                                                Life of Fund
                                          1 Year       5 Years    (3/11/98)                                  Russell 1000
--------------------------------------------------------------------------------              Class B           Index
Cumulative Total Return                                                             3/'98       10000           10000
(does not reflect sales charge)           26.01%       -2.70%       18.51%          4/'98       10366           10464
--------------------------------------------------------------------------------      '99       12180           12590
Cumulative Total Return                                                               '00       14325           14157
(at maximum applicable sales charge)      21.01%       -4.48%       18.51%            '01       12850           12223
--------------------------------------------------------------------------------      '02       10933           10759
Average Annual Total Return                                                           '03        9405            9311
(at maximum applicable sales charge)      21.01%       -0.91%        2.80%            '04       11851           11536
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                    $10,000 Over Life of Fund
                                                                                    (reflects maximum applicable sales charge)
Class C
                                                                                    [DATA BELOW IS REPRESENTED BY A LINE CHART
                                                                                    IN THE ORIGINAL REPORT]
                                                                 Life of Fund
                                          1 Year       5 Years     (3/11/98)                                 Russell 1000
--------------------------------------------------------------------------------                Class C          Index
Cumulative Total Return                                                             3/'98        10000           10000
(does not reflect sales charge)           23.19%       -5.34%       15.28%          4/'98        10377           10464
--------------------------------------------------------------------------------      '99        12179           12590
Cumulative Total Return                                                               '00        14334           14157
(at maximum applicable sales charge)      22.19%       -5.34%       15.28%            '01        12860           12223
--------------------------------------------------------------------------------      '02        10942           10759
Average Annual Total Return                                                           '03         9358            9311
(at maximum applicable sales charge)      22.19%       -1.09%        2.34%            '04        11528           11536
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                    $10,000 Over Life of Fund
                                                                                    (reflects maximum applicable sales charge)
Class S
                                                                                    [DATA BELOW IS REPRESENTED BY A LINE CHART
                                                                                    IN THE ORIGINAL REPORT]
                                                                 Life of Fund
                                          1 Year       5 Years     (3/11/98)                                  Russell 1000
--------------------------------------------------------------------------------               Class S           Index
Cumulative Total Return                                                             3/'98       10000            10000
(does not reflect sales charge)           24.36%       -0.74%       22.27%          4/'98       10387            10464
--------------------------------------------------------------------------------      '99       12318            12590
Cumulative Total Return                                                               '00       14643            14157
(at maximum applicable sales charge)      24.36%       -0.74%       22.27%            '01       13270            12223
--------------------------------------------------------------------------------      '02       11402            10759
Average Annual Total Return                                                           '03        9832             9311
(at maximum applicable sales charge)      24.36%       -0.15%        3.33%            '04       12227            11536
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/ distribution (Rule 12b-1) fees for the entire period, returns would have been lower. Class S shares, offered without sales charge, are available through certain retirement plans and special programs.

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

The Russell 1000 Index measures the performance of the 1,000 largest securities in the Russell 3000 Index (an unmanaged index of the 3,000 largest publicly traded U.S. companies). The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in an index.


                                  State Street Research Large-Cap Analyst Fund 5

----------------
PORTFOLIO
----------------
       Holdings

April 30, 2004

Issuer                                                      Shares       Value
--------------------------------------------------------------------------------
Common Stocks 99.7%
Automobiles & Transportation 0.5%
Automotive Parts 0.5%
Navistar International Corp.* ........................        5,400   $  243,810
                                                                      ----------
Total Automobiles & Transportation ................................      243,810
                                                                      ----------
Consumer Discretionary 14.6%
Casinos/Gambling, Hotel/Motel 0.9%
International Game Technology Inc. ...................       11,700      441,558
                                                                      ----------
Commercial Services 2.8%
Cendant Corp. ........................................       14,600      345,728
InterActiveCorp* .....................................       35,000    1,115,450
                                                                      ----------
                                                                       1,461,178
                                                                      ----------
Communications, Media & Entertainment 1.7%
Univision Communications Inc. Cl. A* .................        6,800      230,180
Walt Disney Co. ......................................       28,900      665,567
                                                                      ----------
                                                                         895,747
                                                                      ----------
Consumer Electronics 1.4%
Yahoo! Inc.* .........................................       14,600      736,716
                                                                      ----------
Printing & Publishing 1.2%
News Corp. Ltd. ADR ..................................       17,500      639,800
                                                                      ----------
Restaurants 1.2%
McDonald's Corp. .....................................       12,000      326,760
Starbucks Corp.* .....................................        8,000      310,880
                                                                      ----------
                                                                         637,640
                                                                      ----------
Retail 4.8%
Bed Bath & Beyond Inc.* ..............................       12,600      467,712
Best Buy Company Inc. ................................        8,400      455,700
Federated Department Stores Inc. .....................        7,500      367,500
Gap Inc. .............................................       13,300      292,733
Home Depot Inc. ......................................       18,500      651,015
Nordstrom Inc. .......................................        6,800      242,284
                                                                      ----------
                                                                       2,476,944
                                                                      ----------
Textile Apparel Manufacturers 0.6%
Coach Inc.* ..........................................        7,100      302,460
                                                                      ----------
Total Consumer Discretionary ......................................    7,592,043
                                                                      ----------
Consumer Staples 7.3%
Beverages 3.2%
Coca-Cola Co. ........................................       15,800      799,006
PepsiCo Inc. .........................................       15,710      856,038
                                                                      ----------
                                                                       1,655,044
                                                                      ----------
Drug & Grocery Store Chains 1.7%
CVS Corp. ............................................       22,000      849,860
                                                                      ----------
Household Products 1.8%
Clorox Co. ...........................................        5,500      284,790
Procter & Gamble Co. .................................        6,300      666,225
                                                                      ----------
                                                                         951,015
                                                                      ----------

Issuer                                                      Shares       Value
--------------------------------------------------------------------------------
Tobacco 0.6%
Altria Group Inc. ....................................        5,900   $  326,742
                                                                      ----------
Total Consumer Staples ............................................    3,782,661
                                                                      ----------
Financial Services 22.0%
Banks & Savings & Loan 6.1%
Bank of America Corp. ................................        9,900      796,851
Bank of New York Co. Inc. ............................       17,100      498,294
Fifth Third Bancorp ..................................        7,000      375,620
J.P. Morgan Chase & Co. ..............................       19,470      732,072
Wells Fargo & Co. ....................................       13,000      733,980
                                                                      ----------
                                                                       3,136,817
                                                                      ----------
Financial Data Processing Services & Systems 1.1%
First Data Corp. .....................................       13,000      590,070
                                                                      ----------
Insurance 4.6%
AFLAC Inc. ...........................................        8,000      337,840
Allstate Corp. .......................................        6,000      275,400
American International Group Inc. ....................       15,000    1,074,750
Hartford Financial Services Group Inc. ...............       11,800      720,744
                                                                      ----------
                                                                       2,408,734
                                                                      ----------
Miscellaneous Financial 8.8%
Ambac Financial Group Inc. ...........................        7,100      489,900
American Express Co. .................................       15,000      734,250
Citigroup Inc. .......................................       33,200    1,596,588
Federal Home Loan Mortgage Corp. .....................        6,900      402,960
Federal National Mortgage Association ................        7,600      522,272
MBNA Corp. ...........................................       11,500      280,370
Willis Group Holdings Ltd. ...........................       14,700      533,757
                                                                      ----------
                                                                       4,560,097
                                                                      ----------
Securities Brokerage & Services 1.4%
Lehman Brothers Holdings Inc. ........................        3,500      256,900
Morgan Stanley Inc. ..................................        9,100      467,649
                                                                      ----------
                                                                         724,549
                                                                      ----------
Total Financial Services ..........................................   11,420,267
                                                                      ----------
Health Care 14.0%
Drugs & Biotechnology 9.8%
Amgen Inc.* ..........................................        5,300      298,231
Biogen Idec Inc.* ....................................        6,050      356,950
Charles River Laboratories
  International Inc.* ................................        9,400      432,400
Chiron Corp.* ........................................        8,400      389,760
Elan Corp.* ADR ......................................       23,500      507,600
Gilead Sciences Inc.* ................................        7,000      425,810
Novartis AG ADR ......................................       24,300    1,088,640
Pfizer Inc. ..........................................       44,885    1,605,087
                                                                      ----------
                                                                       5,104,478
                                                                      ----------
Health Care Services 2.5%
Aetna Inc. ...........................................        3,100      256,525
Caremark Rx Inc.* ....................................       12,700      429,895
Medco Health Solutions Inc.* .........................        9,300      329,220
WellPoint Health Networks Inc. Cl. A* ................        2,700      301,563
                                                                      ----------
                                                                       1,317,203
                                                                      ----------
Hospital Supply 1.7%
Guidant Corp. ........................................        3,900      245,739
Medtronic Inc. .......................................       12,100      610,566
                                                                      ----------
                                                                         856,305
                                                                      ----------
Total Health Care .................................................    7,277,986
                                                                      ----------
Integrated Oils 4.2%
Integrated International 4.2%
Exxon Mobil Corp. ....................................       40,400    1,719,020
Total Fina SA ADR ....................................        5,000      460,600
                                                                      ----------
Total Integrated Oils .............................................    2,179,620
                                                                      ----------

6 The notes are an integral part of the financial statements.

Issuer                                                      Shares       Value
--------------------------------------------------------------------------------
Materials & Processing 3.5%
Chemicals 2.3%
Air Products & Chemicals Inc. ......................         4,800    $  239,088
Dow Chemical Co. ...................................        15,800       627,102
Sherwin Williams Co. ...............................         8,000       304,400
                                                                      ----------
                                                                       1,170,590
                                                                      ----------
Containers & Packaging 0.5%
Sealed Air Corp.* ..................................         5,500       269,940
                                                                      ----------
Paper & Forest Products 0.7%
International Paper Co. ............................         9,400       379,008
                                                                      ----------
Total Materials & Processing .....................................     1,819,538
                                                                      ----------
Diversified Manufacturing 5.6%
Multi-Sector 5.6%
General Electric Co. ...............................        50,900     1,524,455
Honeywell International Inc. .......................        23,200       802,256
ITT Industries Inc. ................................         7,300       578,817
                                                                      ----------
Total Other ......................................................     2,905,528
                                                                      ----------
Other Energy 3.5%
Gas Pipelines 1.7%
EOG Resources Inc. .................................        17,300       852,025
                                                                      ----------
Miscellaneous Energy 0.7%
Consol Energy Inc. .................................         6,800       194,684
Peabody Energy Corp. ...............................         3,700       173,493
                                                                      ----------
                                                                         368,177
                                                                      ----------
Oil Well Equipment & Services 1.1%
BJ Services Co.* ...................................         6,600       293,700
Patterson-UTI Energy Inc.* .........................         7,500       271,425
                                                                      ----------
                                                                         565,125
                                                                      ----------
Total Other Energy ...............................................     1,785,327
                                                                      ----------
Producer Durables 5.3%
Industrial Products 1.2%
American Power Conversion Corp. ....................        32,500       606,450
                                                                      ----------
Machinery 1.6%
AGCO Corp.* ........................................        28,600       550,550
Illinois Tool Works Inc. ...........................         3,300       284,493
                                                                      ----------
                                                                         835,043
                                                                      ----------
Miscellaneous Equipment 0.5%
Pentair Inc. .......................................         4,400       262,196
                                                                      ----------
Production Technology Equipment 2.0%
Applied Materials Inc.* ............................        28,000       510,440
Lam Research Corp.* ................................        25,000       553,500
                                                                      ----------
                                                                       1,063,940
                                                                      ----------
Total Producer Durables ..........................................     2,767,629
                                                                      ----------
Technology 12.7%
Communications Technology 2.3%
Cisco Systems Inc.* ................................        41,800       872,366
QUALCOMM Inc. ......................................         5,300       331,038
                                                                      ----------
                                                                       1,203,404
                                                                      ----------
Computer Software 2.9%
Microsoft Corp. ....................................        33,600       872,592
Oracle Corp.* ......................................        56,800       637,296
                                                                      ----------
                                                                       1,509,888
                                                                      ----------
Computer Technology 1.7%
EMC Corp.* .........................................        48,400       540,144
Hewlett-Packard Co. ................................        16,100       317,170
                                                                      ----------
                                                                         857,314
                                                                      ----------
Issuer                                                      Shares       Value
--------------------------------------------------------------------------------
Electronics 0.7%
Flextronics International Ltd.* ....................        22,100    $  355,810
                                                                      ----------
Electronics: Semiconductors/Components 5.1%
Cypress Semiconductor Corp.* .......................        19,700       275,209
Intel Corp. ........................................        48,700     1,253,051
Linear Technology Corp. ............................        15,900       566,517
Maxim Integrated Products Inc. .....................         7,000       321,930
PerkinElmer Inc. ...................................        13,000       250,250
                                                                      ----------
                                                                       2,666,957
                                                                      ----------
Total Technology .................................................     6,593,373
                                                                      ----------
Utilities 6.5%
Cable Television & Radio 2.2%
Comcast Corp.* .....................................        22,500       677,250
Cox Communications Inc. Cl. A* .....................        14,700       480,543
                                                                      ----------
                                                                       1,157,793
                                                                      ----------
Electrical 0.9%
Exelon Corp.* ......................................         6,500       435,110
                                                                      ----------
Telecommunications 3.4%
Nextel Communications Inc. Cl. A* ..................        10,800       257,688
Qwest Communications
  International Inc.* ..............................        58,800       236,376
SBC Communications Inc. ............................        18,500       460,650
Verizon Communications Inc. ........................        21,500       811,410
                                                                      ----------
                                                                       1,766,124
                                                                      ----------
Total Utilities ..................................................     3,359,027
                                                                      ----------
Total Common Stocks (Cost $47,764,802) ...........................    51,726,809
                                                                      ----------
Short-Term Investments 2.8%
State Street Navigator Securities
  Lending Prime Portfolio ..........................     1,480,975     1,480,975
                                                                      ----------
Total Short-Term Investments (Cost $1,480,975) ...................     1,480,975
                                                                      ----------

                                                         Principal
                                                           Amount
--------------------------------------------------------------------------------
Commercial Paper 0.9%
American Express
  Credit Corp., 1.00%         5/04/2004                   $450,000       449,962
                                                                         -------
Total Commercial Paper (Cost $449,962) ...........................       449,962
                                                                         -------

                                                           % of
                                                        Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $49,695,739) .....................        103.4%    53,657,746
Cash and Other Assets, Less Liabilities ............         (3.4%)   (1,789,011)
                                                         ---------  ------------
Net Assets .........................................        100.0%  $ 51,868,735
                                                         =========  ============

KEY TO SYMBOLS
* Denotes a security which has not paid a dividend during the last year. ADR Stands for American Depositary Receipt.

Federal Income Tax Information
At April 30, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $49,921,043 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                           $  5,587,680

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                           (1,850,977)
                                                                   ------------
                                                                   $  3,736,703
                                                                   ============


The notes are an integral part of the financial statements.

                                 State Street Research Large-Cap Analyst Fund  7

-----------
FINANCIAL
-----------
       Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2004

Assets
Investments, at value (cost $49,695,739) ....................      $53,657,746
Cash ........................................................           27,904
Receivable for securities sold ..............................          880,235
Dividends receivable ........................................           47,802
Receivable from distributor .................................           37,709
Receivable for fund shares sold .............................           31,584
Other assets ................................................           19,773
                                                                   -----------
                                                                    54,702,753
                                                                   -----------
Liabilities
Payable for collateral received on securities loaned ........        1,480,975
Payable for securities purchased ............................        1,118,633
Accrued transfer agent and shareholder services .............           77,489
Accrued management fee ......................................           27,880
Payable for fund shares redeemed ............................           19,536
Accrued distribution and service fees .......................           15,816
Accrued trustees' fees ......................................           10,225
Accrued administration fee ..................................            3,884
Other accrued expenses ......................................           79,580
                                                                   -----------
                                                                     2,834,018
                                                                   -----------
Net Assets ..................................................      $51,868,735
                                                                   ===========
Net Assets consist of:
  Undistributed net investment income .......................      $   154,918
  Unrealized appreciation of investments ....................        3,962,007
  Accumulated net realized loss .............................       (7,742,123)
  Paid-in capital ...........................................       55,493,933
                                                                   -----------
                                                                   $51,868,735
                                                                   ===========

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class     Net Assets  [divided by]   Number of Shares     =     NAV
  A        $32,726,344                    3,119,811               $10.49*
  B(1)      $7,600,574                      758,856               $10.02**
  B         $8,502,245                      823,516               $10.32**
  C         $1,161,394                      115,707               $10.04**
  S         $1,878,178                      176,714               $10.63

*    Maximum offering price per share = $11.13 ($10.49 [divided by] 0.9425)
** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.


Statement of Operations
--------------------------------------------------------------------------------
For the year ended April 30, 2004

Investment Income
Interest (Note 1) ............................................      $   34,815
Dividends, net of foreign taxes of $5,623 (Note 1) ...........         621,210
                                                                    ----------
                                                                       656,025
                                                                    ----------
Expenses
Management fee (Note 2) ......................................         295,776
Transfer agent and shareholder services ......................         230,045
Administration fee (Note 2) ..................................          96,131
Custodian fee ................................................          89,208
Distribution and service fees - Class A (Note 5) .............          83,021
Distribution and service fees - Class B(1) (Note 5) ..........          65,002
Distribution and service fees - Class C (Note 5) .............           9,940
Registration fees ............................................          56,925
Reports to shareholders ......................................          47,334
Audit fee ....................................................          25,117
Trustees' fees (Note 2) ......................................          16,445
Legal fees ...................................................           4,301
Miscellaneous ................................................          18,011
                                                                    ----------
                                                                     1,037,256
Expenses borne by the distributor (Note 3) ...................        (421,574)
Fees paid indirectly (Note 2) ................................          (2,685)
                                                                    ----------
                                                                       612,997
                                                                    ----------
                                                                        43,028
Reimbursement of distribution fees (Note 5) ..................         121,362
                                                                    ----------
Net investment income ........................................         164,390
                                                                    ----------
Realized and Unrealized Gain on
Investments
Net realized gain on investments and options
  (Notes 1 and 4) ............................................       7,053,307
Change in unrealized appreciation of investments .............       2,029,732
                                                                    ----------
Net gain on investments ......................................       9,083,039
                                                                    ----------
Net increase in net assets resulting from operations .........      $9,247,429
                                                                    ==========


8 The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      Years ended April 30
                                                --------------------------------
                                                    2004               2003
                                                ------------       ------------
Increase (Decrease) In Net Assets
Operations:
Net investment income ....................      $    164,390       $     38,187
Net realized gain (loss)
  on investments .........................         7,053,307         (9,130,490)
Change in unrealized
  appreciation (depreciation)
  on investments .........................         2,029,732           (462,346)
                                                ------------       ------------
Net increase (decrease) in
  net assets resulting from
  operations .............................         9,247,429         (9,554,649)
                                                ------------       ------------
Dividend from net investment
  income:
  Class A ................................           (50,020)                --
  Class S ................................            (6,414)                --
                                                ------------       ------------
                                                     (56,434)                --
                                                ------------       ------------
Net increase (decrease) from fund
  share transactions (Note 6) ............         6,699,133        (13,457,435)
                                                ------------       ------------
Total increase (decrease) in
  net assets .............................        15,890,128        (23,012,084)
Net Assets
Beginning of year ........................        35,978,607         58,990,691
                                                ------------       ------------
End of year (includes
  undistributed net investment
  income of $154,918 and
  $50,679, respectively) .................      $ 51,868,735       $ 35,978,607
                                                ============       ============

Notes to Financial Statements
--------------------------------------------------------------------------------
April 30, 2004

Note 1
State Street Research Large-Cap Analyst Fund is a series of State Street Research Securities Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of net asset in large-cap stocks and convertible securities of U.S. and foreign companies. The fund considers large-cap companies to be those with market capitalizations within the range of the Russell 1000 Index (an index of the 1,000 largest publicly traded U.S. companies) and of other U.S. and foreign companies of comparable size.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. Class B shares automatically convert into Class A shares at the end of eight years. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.


The notes are an integral part of the financial statements.

                                 State Street Research Large-Cap Analyst Fund  9

--------------------------------------------------------------------------------
B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date.

D. Dividends
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The fund has designated $56,434 as ordinary income dividends and $0 as long-term capital gains distributions.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount has been reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At April 30, 2004, the fund had a capital loss carryforward of $7,516,820 available, to the extent provided in regulations, to offset future capital gains, if any, all of which expires on April 30, 2011.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002, through April 30, 2003, the fund incurred net capital losses of $2,627,722 and has deferred and treated such losses as arising in the fiscal year ended April 30, 2004.

To the extent book/tax differences are permanent in nature, such amounts are reclassified within the capital accounts based on federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to non-deductible excise taxes. At April 30, 2004, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales and capital loss carryforwards. At April 30, 2004, the tax basis distributable earnings were $154,918 in undistributed ordinary income and $0 in undistributed long-term gains.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At April 30, 2004, the value of the securities loaned and the value of collateral were $1,426,116 and $1,480,975 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the year ended April 30, 2004, income from securities lending amounted to $1,827 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of fund net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended April 30, 2004, the fees pursuant to such agreement amounted to $295,776.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the year ended April 30, 2004, the amount of such expenses allocated to the fund was $66,736.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances and directed brokerage commissions, respectively, were used to reduce a portion of the fund's expenses. During the year ended April 30, 2004, the fund's transfer agent fees were reduced by $2,685 under these arrangements.

The fees of the Trustees not currently affiliated with the Adviser amounted to $16,445 during the year ended April 30, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the year ended April 30, 2004, the amount of such expenses was $96,131.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees and expenses relating to the fund. For the year ended April 30, 2004, the amount of such expenses assumed by the Distributor and its affiliates was $421,574.

Note 4
For the year ended April 30, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $56,144,406, and $48,470,978, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily waived to 0.00%. The fund expects this waiver to continue, although there is no guarantee that it will. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. For Class B(1), the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund. During the year ended

April 30, 2004, the Distributor reimbursed a total of $121,362 to Class B shares of the fund reflecting the estimated excess of payments received over costs incurred under the plan. This amount is shown as "Reimbursement of distribution fees" in the Statement of Operations. For the year ended April 30, 2004, fees pursuant to such plans amounted to $83,021, $65,002, and $9,940 for Class A, Class B(1) and Class C shares, respectively. As of April 30, 2004, there were $571,363, $390,898, and $419,478 for Class A, Class B(1) and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $61,508 and $336,679, respectively, on sales of Class A shares of the fund during the year ended April 30, 2004, and that MetLife Securities, Inc. earned commissions aggregating $202,645 and $3,926 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $16,256, $2,612 and $55 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. These transactions break down by share class as follows:

                                                                                         Years ended April 30
                                                                   ------------------------------------------------------------
                                                                                2004                           2003
                                                                   ------------------------------------------------------------
Class A                                                               Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           1,460,047    $ 14,326,166         942,130    $  7,966,395
Issued upon reinvestment of dividends from net investment income          4,820          49,361              --              --
Shares redeemed                                                        (788,343)     (7,783,284)     (1,591,554)    (13,018,192)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease)                                                 676,524    $  6,592,243        (649,424)   $ (5,051,797)
                                                                   ============    ============    ============    ============

Class B(1)                                                            Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                             243,721    $  2,331,099         194,805    $  1,557,170
Shares redeemed                                                        (144,904)     (1,102,824)       (349,924)     (2,709,281)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease)                                                  98,817    $  1,228,275        (155,119)   $ (1,152,111)
                                                                   ============    ============    ============    ============

Class B                                                               Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                              35,528    $    331,885          65,423    $    518,080
Shares redeemed                                                        (199,372)     (1,922,441)       (399,002)     (3,127,283)
                                                                   ------------    ------------    ------------    ------------
Net decrease                                                           (163,844)   $ (1,590,556)       (333,579)   $ (2,609,203)
                                                                   ============    ============    ============    ============

Class C                                                               Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                              31,883    $    310,024          61,660    $    485,458
Shares redeemed                                                         (21,414)       (200,459)       (173,362)     (1,317,372)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease)                                                  10,469    $    109,565        (111,702)   $   (831,914)
                                                                   ============    ============    ============    ============

Class S                                                               Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                             129,850    $  1,254,196         134,514    $  1,117,726
Issued upon reinvestment of dividends from net investment income            619           6,414              --              --
Shares redeemed                                                         (92,976)       (901,004)       (646,384)     (4,930,136)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease)                                                  37,493    $    359,606        (511,870)   $ (3,812,410)
                                                                   ============    ============    ============    ============

                                 State Street Research Large-Cap Analyst Fund 11

-----------
FINANCIAL
-----------
        Highlights

For a share outstanding throughout each year:

                                                                                              Class A
                                                                   -------------------------------------------------------------
                                                                                       Years ended April 30
                                                                   -------------------------------------------------------------
                                                                      2004(a)      2003(a)   2002(a)(c)   2001(a)(c)   2000(a)(c)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                  8.48         9.83        11.48        13.70        11.73
                                                                   ---------    ---------    ---------    ---------    ---------
  Net investment income (loss) ($)*                                     0.01         0.02        (0.01)       (0.04)       (0.04)
  Net realized and unrealized gain (loss) on investments ($)            2.02        (1.37)       (1.64)       (1.22)        2.20
                                                                   ---------    ---------    ---------    ---------    ---------
Total from investment operations ($)                                    2.03        (1.35)       (1.65)       (1.26)        2.16
                                                                   ---------    ---------    ---------    ---------    ---------
  Dividend from net investment income ($)                              (0.02)          --           --           --           --
  Distributions from capital gains ($)                                    --           --           --        (0.96)       (0.19)
                                                                   ---------    ---------    ---------    ---------    ---------
Total distributions ($)                                                (0.02)          --           --        (0.96)       (0.19)
                                                                   ---------    ---------    ---------    ---------    ---------
Net asset value, end of year ($)                                       10.49         8.48         9.83        11.48        13.70
                                                                   =========    =========    =========    =========    =========
Total return (%)(b)                                                    23.90       (13.73)      (14.37)       (9.65)       18.57

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                               32,726       20,711       30,401       24,452       26,704
Expense ratio (%)*                                                      1.31         1.30         1.32         1.34         1.27
Expense ratio after expense reductions (%)*                             1.30         1.30         1.30         1.30         1.25
Ratio of net investment income (loss) to average net assets (%)*        0.14         0.18        (0.11)       (0.29)       (0.29)
Portfolio turnover rate (%)                                           109.07       101.21        87.28        84.75       106.12
*Reflects voluntary reduction of expenses of these amounts (%)          0.92         1.02        (0.84)        0.67         0.61

                                                                                           Class B(1)
                                                                   -----------------------------------------------------------
                                                                                      Years ended April 30
                                                                   -----------------------------------------------------------
                                                                    2004(a)      2003(a)   2002(a)(c)   2001(a)(c)   2000(a)(c)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                8.14         9.52        11.19        13.46        11.63
                                                                  --------     --------     --------     --------     --------
  Net investment loss ($)*                                           (0.05)       (0.04)       (0.08)       (0.12)       (0.13)
  Net realized and unrealized gain (loss) on investments ($)          1.93        (1.34)       (1.59)       (1.19)        2.15
                                                                  --------     --------     --------     --------     --------
Total from investment operations ($)                                  1.88        (1.38)       (1.67)       (1.31)        2.02
                                                                  --------     --------     --------     --------     --------
  Distributions from capital gains ($)                                  --           --           --        (0.96)       (0.19)
                                                                  --------     --------     --------     --------     --------
Total distributions ($)                                                 --           --           --        (0.96)       (0.19)
                                                                  --------     --------     --------     --------     --------
Net asset value, end of year ($)                                     10.02         8.14         9.52        11.19        13.46
                                                                  ========     ========     ========     ========     ========
Total return (%)(b)                                                  23.10       (14.50)      (14.92)      (10.23)       17.52

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                              7,601        5,126        7,471        8,113        6,847
Expense ratio (%)*                                                    2.01         2.00         2.02         2.04         2.02
Expense ratio after expense reductions (%)*                           2.00         2.00         2.00         2.00         2.00
Ratio of net investment loss to average net assets (%)*              (0.56)       (0.52)       (0.80)       (0.99)       (1.05)
Portfolio turnover rate (%)                                         109.07       101.21        87.28        84.75       106.12
*Reflects voluntary reduction of expenses of these amounts (%)        0.93         1.03         0.87         0.67         0.61

                                                                                             Class B
                                                                   ---------------------------------------------------------------
                                                                                      Years ended April 30
                                                                   ---------------------------------------------------------------
                                                                    2004(a)(d)     2003(a)   2002(a)(c)    2001(a)(c)    2000(a)(c)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                   8.19        9.52        11.19         13.47         11.63
                                                                    ---------   ---------    ---------     ---------     ---------
  Net investment income (loss) ($)*                                      0.18        0.01        (0.08)        (0.12)        (0.13)
  Net realized and unrealized gain (loss) on investments ($)             1.95       (1.34)       (1.59)        (1.20)         2.16
                                                                    ---------   ---------    ---------     ---------     ---------
Total from investment operations ($)                                     2.13       (1.33)       (1.67)        (1.32)         2.03
                                                                    ---------   ---------    ---------     ---------     ---------
  Distributions from capital gains ($)                                     --          --           --         (0.96)        (0.19)
                                                                    ---------   ---------    ---------     ---------     ---------
Total distributions ($)                                                    --          --           --         (0.96)        (0.19)
                                                                    ---------   ---------    ---------     ---------     ---------
Net asset value, end of year ($)                                        10.32        8.19         9.52         11.19         13.47
                                                                    =========   =========    =========     =========     =========
Total return (%)(b)                                                     26.01      (13.97)      (14.92)       (10.30)        17.61

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                 8,502       8,089       12,576        17,054        21,267
Expense ratio (%)*                                                       1.01        1.33         2.02          2.04          2.02
Expense ratio after expense reductions (%)*                              1.00        1.33         2.00          2.00          2.00
Ratio of net investment income (loss) to average net assets (%)*         1.85        0.08        (0.79)        (1.00)        (1.04)
Portfolio turnover rate (%)                                            109.07      101.21        87.28         84.75        106.12
*Reflects voluntary reduction of expenses of these amounts (%)           0.94        1.02         0.89          0.67          0.61

                                                                                             Class C
                                                                   --------------------------------------------------------------
                                                                                      Years ended April 30
                                                                   --------------------------------------------------------------
                                                                     2004(a)       2003(a)  2002(a)(c)   2001(a)(c)    2000(a)(c)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                 8.15          9.53       11.20         13.48         11.63
                                                                   --------      --------    --------      --------      --------
  Net investment loss ($)*                                            (0.05)        (0.04)      (0.08)        (0.12)        (0.13)
  Net realized and unrealized gain (loss) on investments ($)           1.94         (1.34)      (1.59)        (1.20)         2.17
                                                                   --------      --------    --------      --------      --------
Total from investment operations ($)                                   1.89         (1.38)      (1.67)        (1.32)         2.04
                                                                   --------      --------    --------      --------      --------
  Distributions from capital gains ($)                                   --            --          --         (0.96)        (0.19)
                                                                   --------      --------    --------      --------      --------
Total distributions ($)                                                  --            --          --         (0.96)        (0.19)
                                                                   --------      --------    --------      --------      --------
Net asset value, end of year ($)                                      10.04          8.15        9.53         11.20         13.48
                                                                   ========      ========    ========      ========      ========
Total return (%)(b)                                                   23.19        (14.48)     (14.91)       (10.28)        17.70

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                               1,161           858       2,068         2,576         5,393
Expense ratio (%)*                                                     2.01          2.00        2.02          2.04          2.02
Expense ratio after expense reductions (%)*                            2.00          2.00        2.00          2.00          2.00
Ratio of net investment loss to average net assets (%)*               (0.56)        (0.51)      (0.79)        (1.00)        (1.08)
Portfolio turnover rate (%)                                          109.07        101.21       87.28         84.75        106.12
*Reflects voluntary reduction of expenses of these amounts (%)         0.93          1.00        0.88          0.67          0.61

                                                                                              Class S
                                                                 ------------------------------------------------------------------
                                                                                     Years ended April 30
                                                                 ------------------------------------------------------------------
                                                                     2004(a)       2003(a)    2002(a)(c)    2001(a)(c)    2000(a)(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                 8.58          9.95         11.58         13.77         11.76
                                                                   --------      --------      --------      --------      --------
  Net investment income (loss) ($)*                                    0.04          0.04          0.02          0.00         (0.00)
  Net realized and unrealized gain (loss) on investments ($)           2.05         (1.41)        (1.65)        (1.23)         2.20
                                                                   --------      --------      --------      --------      --------
Total from investment operations ($)                                   2.09         (1.37)        (1.63)        (1.23)         2.20
                                                                   --------      --------      --------      --------      --------
  Dividend from net investment income ($)                             (0.04)           --            --            --            --
  Distributions from capital gains ($)                                   --            --            --         (0.96)        (0.19)
                                                                   --------      --------      --------      --------      --------
Total distributions ($)                                               (0.04)           --            --         (0.96)        (0.19)
                                                                   --------      --------      --------      --------      --------
Net asset value, end of year ($)                                      10.63          8.58          9.95         11.58         13.77
                                                                   ========      ========      ========      ========      ========
Total return (%)(b)                                                   24.36        (13.77)       (14.08)        (9.38)        18.87

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                               1,878         1,195         6,476         6,980         6,895
Expense ratio (%)*                                                     1.01          1.00          1.02          1.04          1.02
Expense ratio after expense reductions (%)*                            1.00          1.00          1.00          1.00          1.00
Ratio of net investment income (loss) to average net assets (%)*       0.44          0.52          0.20          0.01         (0.04)
Portfolio turnover rate (%)                                          109.07        101.21         87.28         84.75        106.12
*Reflects voluntary reduction of expenses of these amounts (%)         0.93          0.99          0.87          0.67          0.61

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c)  Audited by other auditors
(d) During the year ended April 30, 2004, the Distributor reimbursed Class B shares of the fund the estimated excess of payments received over costs incurred under the 12B-1 plan. The effect of this reimbursement was to increase net investment income per share $0.14, increase the total return 1.40% and increase the ratio of net investment income to average net assets 1.40%.

                                 State Street Research Large-Cap Analyst Fund 13

-----------
REPORT OF
-----------
       Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Research Large-Cap Analyst Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of State Street Research Large-Cap Analyst Fund (the "Fund"), a series of State Street Research Securities Trust, as of April 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended April 30, 2002, were audited by other auditors whose report dated June 14, 2002, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audits in accordance with Standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts

June 11, 2004

--------------------------
TRUSTEES AND OFFICERS
--------------------------
                   State Street Research Securities Trust

                                                                                            Number of Funds
Name,                   Position(s)    Term of Office                                       in Fund Complex            Other
Address                  Held with      and Length of        Principal Occupations          Overseen by          Directorships Held
and Age(a)                  Fund       Time Served(b)         During Past 5 Years           Trustee/Officer(c)   by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond           Trustee        Since             Retired; formerly Chairman of               19           Avaya Corp.
(58)                                   1999              the Board, Chief Executive Officer
                                                         and President, PictureTel Corporation
                                                         (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch         Trustee        Since             Retired; formerly Partner,                  19           The First
(62)                                   2004              PricewaterhouseCoopers LLP                               Marblehead Corp.
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban         Trustee        Since             Retired; formerly Senior                    53           Metropolitan
(66)                                   1997              Vice President for Finance and                           Series Fund, Inc.
                                                         Operations and Treasurer,                                and Metropolitan
                                                         The Pennsylvania State University                        Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips       Trustee        Since             Dean, School of Business and Public         19           The Kroger Co.
(59)                                   1999              Management, George Washington
                                                         University; formerly a member of the
                                                         Board of Governors of the Federal Reserve
                                                         System; and Chairman and Commissioner of
                                                         the Commodity Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt         Trustee        Since             President, Founders Investments Ltd.        53           A.P. Pharma, Inc.;
(65)                                   1994              (investments); President, Pacific Four                   Metropolitan
                                                         Investments (investments); formerly                      Series  Fund, Inc.
                                                         President, The Glen Ellen Company                        and Metropolitan
                                                         (private investment firm)                                Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Michael S.              Trustee        Since             Jay W. Forrester Professor of               53           Metropolitan
Scott Morton (66)                      1994              Management, Sloan School of Management,                  Series Fund, Inc.
                                                         Massachusetts Institute of Technology                    and Metropolitan
                                                                                                                  Series Fund II
====================================================================================================================================
Interested Trustees
Richard S. Davis(+)     Trustee        Since             Chairman of the Board, President            19           None
(58)                                   2000              and Chief Executive Officer
                                                         of State Street Research & Management
                                                         Company; formerly Senior Vice
                                                         President, Fixed Income Investments,
                                                         Metropolitan Life Insurance Company
====================================================================================================================================
Officers
Edward Dowd             Vice           Since             Vice President of State Street Research      7           None
(37)                    President      2003              & Management Company, formerly Vice
                                                         President, Independence Investment LLC
                                                         and equity research associate,
                                                         Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin          Vice           Since             Managing Director and Chief Investment      18           None
(45)                    President      2002              Officer - Equities of State Street
                                                         Research & Management Company;
                                                         formerly Chief Investment Officer
                                                         - U.S. Growth Equities, American Century
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Lindsey         Vice           Since             Managing Director of State Street            7           None
(41)                    President      2003              Research & Management Company,
                                                         formerly Managing Director and
                                                         Senior Vice President,
                                                         Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo        Vice           Since             Managing Director, Chief Financial          19           None
(49)                    President      2001              Officer and Director of State Street
                                                         Research & Management Company;
                                                         formerly Executive Vice President, State
                                                         Street Research & Management Company;
                                                         and Senior Vice President,
                                                         Product and Financial Management,
                                                         MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Ajay Mehra              Vice           Since             Managing Director of State Street            4           None
(39)                    President      2003              Research & Management Company;
                                                         formerly Senior Vice President
                                                         and Portfolio Manager,
                                                         Columbia Management Group
------------------------------------------------------------------------------------------------------------------------------------
Denis J. Walsh III      Vice           Since             Managing Director of State Street            2           None
(43)                    President      2003              Research & Management Company;
                                                         formerly Senior Research Analyst,
                                                         Fleet Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich       Treasurer      Since             Senior Vice President and Treasurer         19           None
(47)                                   2001              of State Street Research & Management
                                                         Company; formerly Vice President
                                                         and Assistant Treasurer,
                                                         State Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


                                 State Street Research Large-Cap Analyst Fund 15

                                                                                                                  ----------------
[LOGO STATE STREET RESEARCH]                                                                                      |   PRSRT STD  |
      One Financial Center                                                                                        | U.S. POSTAGE |
      Boston, MA 02111-2690                                                                                       |      PAID    |
                                                                                                                  |   PERMIT #6  |
                                                                                                                  |   HUDSON, MA |
                                                                                                                  ----------------

====================================================================================================================================
New accounts, mutual fund purchases,
exchanges and account information

Internet         www.ssrfunds.com                                               Did You Know?

E-mail           info@ssrfunds.com                                              State Street Research offers electronic delivery
                                                                                of quarterly statements, shareholder reports and
Phone            1-87-SSR-FUNDS (1-877-773-8637),                               fund prospectuses. If you elect this option, we
                 toll-free, 7 days a week, 24 hours a day                       will send these materials to you via e-mail. To
                 Hearing-impaired: 1-800-676-7876                               learn more, visit us on the Web at
                 Chinese- and Spanish-speaking: 1-888-638-3193                  www.ssrfunds.com and click on "Go to Your Account"
                                                                                or call us at 1-87-SSR-FUNDS (1-877-773-8637).
Fax              1-617-737-9722 (request confirmation number
                 first from the Service Center by calling 1-877-773-8637)       Did you know that you can give a State Street
                                                                                Research mutual fund as a gift?
Mail             State Street Research Service Center                           Call a service center representative at
                 P.O. Box 8408, Boston, MA 02266-8408                           1-87-SSR-FUNDS (1-877-773-8637), Monday through
                                                                                Friday, 8am-6pm eastern time, to learn more.

====================================================================================================================================

Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for any State
Street Research fund is available through your financial professional, by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. Please read the prospectus carefully before investing.

OverView
For more information on the products and services we offer, refer to OverView, our quarterly shareholder newsletter.

Webcasts
For a professional perspective on the markets, the economy and timely investment                      [GRAPHIC]
topics, tune in to a State Street Research webcast by visiting our website at                     for Excellence in
www.ssrfunds.com.                                                                             Shareholder Communications

Complete Fund Listing                                                                                  [GRAPHIC]
For a list of our funds, visit our website at www.ssrfunds.com under Research                 for Excellence in Service
Our Funds.

This report must be accompanied or preceded by a current prospectus. When used as sales material after June 30, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities--is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange
Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(c)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0605)SSR-LD                                     LCA-1891-0604

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) Omitted

     (c) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (d) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

     (e) Not applicable.

     (f) Not applicable.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

       The Registrant's Board of Trustees has determined that Steve A. Garban, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent", as defined in the instructions to Form N-CSR.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES


(a) Audit Fee
    Fiscal year ended April 30, 2003         $22,000
    Fiscal year ended April 30, 2004         $24,000

(b) Audit-Related Fees - Represents fees for assurance and related services related to the audit of the registrant's financial statements.
    Fiscal year ended April 30, 2003         $0
    Fiscal year ended April 30, 2004         $0

(c) Tax Fees - Represents fees for professional services rendered by the principal accountant for tax compliance, tax provision review, and the tax return preparation.
    Fiscal year ended April 30, 2003         $3,500
    Fiscal year ended April 30, 2004         $3,750

(d) All other fees - Represents fees paid to Deloitte & Touche LLP to provide a special review of late trading, market timing and related issues concerning the Registrant.
    Fiscal year ended April 30, 2003         $0
    Fiscal year ended April 30, 2004         $14,000


The Registrant's independent accountants, Deloitte & Touche LLP, and their predecessor, PricewaterhouseCoopers LLP, did not bill fees for audit-related, tax, or other non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

(e)(1) The Audit Committee has determined that all work performed for the Registrant by Deloitte & Touche LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted pre-approval procedures.

    (2) None.

(f) Not applicable.

(g) Non-Audit Fees - Represents fees for audit-related, tax and other non-audit services rendered by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

    Fiscal Year Ended April 30, 2003  $3,500
    Fiscal Year Ended April 30, 2004  $63,500

(h) The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant's principal accountant to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant and that were not pre-approved by the Audit Committee are compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITIY HOLDERS

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Securities Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    June 30, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    June 30, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
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                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    June 30, 2004
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